Subsequent Events (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended				3 Months Ended		0 Months Ended
	Apr. 30, 2012 Year Number	Mar. 31, 2012 Number	Jun. 30, 2012 Year Number	Jul. 31, 2012	May 07, 2012 Number	Apr. 11, 2012	Mar. 31, 2012 Minimum [Member] Number	Mar. 31, 2012 Maximum [Member] Number	Apr. 11, 2012 0.75 Exercise Price [Member]	Apr. 11, 2012 0.17 Exercise Price [Member]
Common shares issued in merger of business					10,568,751
Common shares issued for warrants					476,250
Common shares price per share on merger of business					$ 0.75
Percentage of common shares issued on merger of business					6040.00%
Number of common shares which can be purchased in merger of business			8,230,363
Warrants outstanding in merger of business			4,073,158
Percentage of issued and outstanding securities in business merger			3960.00%
Series A preferred stock issued in merger of busines			100
Percentage of preferred shares issued in merger of business			10000.00%
Term of directors after merger			300.00%
Percentage of consideration to prefered shares on take over of business			1000.00%
Reverse merger description					The Merger was effected by converting all of the issued and outstanding common stock in the capital of Vampt and common share purchase warrants into the equivalent securities in the Company at a ratio of three-quarters of a Company security for every 1 Vampt security issued and at a price of less than $0.50 per share, and at a ratio of 1 the Company security for every 1 Vampt security issued at a price of $0.50 or more, and outstanding as of the effective time of the Merger.
Credit facilities maximum borrowing capacity						$ 1,200,000
Warrants exercisable									1,200,000	750,000
Exercise price of warrants									$ 0.75	$ 0.17
Warrants expiration date									2014-03-31	2014-03-31
Change in the present value of the future cash flows is greater between original and amended debt						$ 10
Loss on debt extinguishment			546,683
Outstanding notes payable			546,683
Legal fees paid		34,040
Interest expense		3,952
Advances from related party		129,131
Intrerest on unsecured debt from related party		900.00%	900.00%
Notes payable repayment		68,503
Interest on related party debt			12
Convertible debentures		380,590	330,000	100,000
Interest on convertible debentures		900.00%	900.00%
Common shares price per share		$ 0.75	$ 0.80
Price per warrant			$ 1.00
Debentures subscribed and issued			330,000
Warrants issued			412,500
Debt discount for warrants granted			8,919
Common shares issued for cash		7,229,978
Common share price per share							$ 0.0001	$ 0.75
Common shares issued for cash, value		349,134
Stock options granted for services	3,500,000
Stock options exercisable per share	$ 0.50
Options which will vest and become exercisable 90 days from the date of the agreement	4000.00%
Stock options exercisable days	90
Percentage of options which will vest on the first anniversary of the agreement	20
Percentage of options which will vest on the second anniversary of the agreement	20
Percentage of options which will vest on the third anniversary of the agreement	20
Expected term	6 years 9 months 18 days						1 year	16 years
Expected volatility	6355.00%						5542.00%	6371.00%
Risk free interest rate	111.00%						21.00%	27.00%
Expected dividend yield	0.00%	0.00%
Grant date fair value of options	$ 1,237,966